November 19, 1997


Office of Records
Securities & Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Re:  The Dreyfus/Laurel Funds, Inc.
     File No. 33-16338

To whom it may concern:

     The 497 filing made under CIK# 819940 and accession number
0000053808-97-000014, filed on November 19, 1997 should be disregarded. This 497 filing was filed incorrectly and should be disregarded.

    Thank you for your assistance. If you have any questions, please call me at (212) 922-6787.

                                    Very truly yours,



                                    Beth Larkin